Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses

Key management, including the Board of Directors and the executive management team, compensation were:

in CHF thousands	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Salaries, cash compensation and other short-term benefits	1,349	725	2,334	1,399
Pension	104	70	196	156
Share-based compensation expense	2,792	804	3,707	856
Total	4,245	1,599	6,237	2,411